Statement of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 1,951	$ 541
Net income/(loss)	1,220	118
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	48
Depreciation, depletion and amortization	583	514
Impairment of assets	14	32
Deferred taxation	182	97
Cash Utilized For Hedge Book Settlements	0	(1,550)
Movement in non-hedge derivatives and bonds	(199)	1,471
Equity income in associates	(53)	(48)
Dividends received from associates	78	104
Other non cash items	19	27
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	50	25
Effect of changes in operating working capital items:
Receivables	(8)	(98)
Inventories	(119)	(126)
Accounts payable and other current liabilities	154	(73)
Net cash (used)/generated in investing activities	(1,103)	(1,268)
Increase in non-current investments	(215)	(120)
Additions to property, plant and equipment	(939)	(623)
Proceeds on sale of mining assets	12	67
Expenditure on intangible assets	(6)	0
Proceeds on sale of investments	79	62
Proceeds on sale of associate	0	0
Cash outflows from derivatives purchased	0	(670)
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	(13)	(7)
Loans receivable repaid	3	0
Cash of subsidiary disposed	(11)	0
Change in restricted cash	(22)	23
Net cash generated/(used) by financing activities	(253)	916
Repayments of debt	(259)	(1,318)
Issuance of stock	3	793
Share issue expenses	0	(16)
Proceeds from debt	106	2,040
Debt issue costs	0	(34)
Cash (outflows)/inflows from derivatives with financing	0	(453)
Dividends paid to common stockholders	(89)	(67)
Dividends paid to noncontrolling interests	(14)	(29)
Net increase/(decrease) in cash and cash equivalents	595	189
Effect of exchange rate changes on cash	(106)	49
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents - September 30,	1,075	1,338
Cash and cash equivalents - January 1, 2011	$ 586